SCHEDULE OF INVESTMENTS

Ivy Mid Cap Growth Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Interactive Home Entertainment – 3.0%
Electronic Arts, Inc.(A)	1,433	$154,075

Interactive Media & Services – 1.0%
Twitter, Inc.(A)	1,573	50,418

Total Communication Services - 4.0%		204,493

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.7%
Burberry Group plc(B)	2,164	63,205
lululemon athletica, Inc.(A)	320	74,232
		137,437

Auto Parts & Equipment – 1.7%
BorgWarner, Inc.	2,003	86,891

Automotive Retail – 1.4%
O’Reilly Automotive, Inc.(A)	153	67,156

Department Stores – 0.7%
Nordstrom, Inc.	884	36,192

Internet & Direct Marketing Retail – 2.6%
Grubhub, Inc.(A)(C)	1,027	49,962
MercadoLibre, Inc.(A)	145	83,014
		132,976

Restaurants – 4.5%
Chipotle Mexican Grill, Inc., Class A(A)	176	147,478
Dunkin Brands Group, Inc.	1,075	81,231
		228,709

Specialty Stores – 4.1%
Tractor Supply Co.	1,295	121,045
Ulta Beauty, Inc.(A)	338	85,553
		206,598

Total Consumer Discretionary - 17.7%		895,959

Consumer Staples

Packaged Foods & Meats – 1.5%
Hershey Foods Corp.	512	75,277

Total Consumer Staples - 1.5%		75,277

Financials

Financial Exchanges & Data – 3.1%
Chicago Board Options Exchange, Inc.	274	32,828
MarketAxess Holdings, Inc.	336	127,305
		160,133

Regional Banks – 3.3%
First Republic Bank	821	96,480
SVB Financial Group(A)	279	70,155
		166,635
Total Financials - 6.4%		326,768

Health Care

Biotechnology – 1.7%
Seattle Genetics, Inc.(A)	730	83,439

Health Care Equipment – 7.9%
Abiomed, Inc.(A)	329	56,108
DexCom, Inc.(A)	487	106,597
Edwards Lifesciences Corp.(A)	446	103,960
Glaukos Corp.(A)	808	44,010
Intuitive Surgical, Inc.(A)	155	91,446
		402,121

Health Care Services – 2.0%
Laboratory Corp. of America Holdings(A)	412	69,718
Teladoc Health, Inc.(A)(C)	405	33,912
		103,630

Health Care Supplies – 1.0%
National Vision Holdings, Inc.(A)	1,508	48,917

Health Care Technology – 2.0%
Cerner Corp.	1,382	101,456

Life Sciences Tools & Services – 2.0%
10x Genomics, Inc., Class A(A)	88	6,748
Agilent Technologies, Inc.	754	64,361
TECHNE Corp.	141	30,933
		102,042

Pharmaceuticals – 1.4%
Zoetis, Inc.	534	70,674

Total Health Care - 18.0%		912,279

Industrials

Aerospace & Defense – 1.6%
L3Harris Technologies, Inc.	412	81,449

Building Products – 3.0%
A. O. Smith Corp.	1,688	80,412
Trex Co., Inc.(A)	795	71,446
		151,858

Industrial Machinery – 4.6%
Gardner Denver Holdings, Inc.(A)	1,544	56,618
IDEX Corp.	526	90,476
Middleby Corp.(A)	760	83,185
		230,279

Research & Consulting Services – 5.9%
CoStar Group, Inc.(A)	293	175,240
TransUnion	1,461	125,105
		300,345

Trading Companies & Distributors – 2.3%
Fastenal Co.(C)	3,138	115,950

Total Industrials - 17.4%		879,881

Information Technology

Application Software – 4.8%
DocuSign, Inc.(A)	865	64,084
Guidewire Software, Inc.(A)	931	102,154
Tyler Technologies, Inc.(A)	253	76,050
		242,288

Communications Equipment – 1.4%
Arista Networks, Inc.(A)	343	69,815

Data Processing & Outsourced Services – 1.8%
Square, Inc., Class A(A)	1,427	89,293

Electronic Components – 1.9%
II-VI, Inc.(A)	210	7,076
Maxim Integrated Products, Inc.	1,490	91,668
		98,744

Electronic Equipment & Instruments – 3.8%
Coherent, Inc.(A)	310	51,607
Keysight Technologies, Inc.(A)	1,102	113,104
Novanta, Inc.(A)	299	26,406
		191,117

Internet Services & Infrastructure – 1.4%
Twilio, Inc., Class A(A)(C)	554	54,445
VeriSign, Inc.(A)	85	16,341
		70,786

Semiconductor Equipment – 2.5%
Teradyne, Inc.	1,846	125,868

Semiconductors – 7.2%
Advanced Micro Devices, Inc.(A)(C)	2,063	94,611
Microchip Technology, Inc.	965	101,046
Monolithic Power Systems, Inc.	559	99,564
Universal Display Corp.	342	70,459
		365,680

Systems Software – 2.7%
Palo Alto Networks, Inc.(A)	355	82,078
ServiceNow, Inc.(A)	205	57,830
		139,908

Total Information Technology - 27.5%		1,393,499

Materials

Fertilizers & Agricultural Chemicals – 1.3%
Scotts Miracle-Gro Co. (The)	607	64,428

Specialty Chemicals – 3.3%
Axalta Coating Systems Ltd.(A)	2,832	86,081
RPM International, Inc.	1,053	80,808
		166,889
Total Materials - 4.6%		231,317

TOTAL COMMON STOCKS – 97.1%		$4,919,473
(Cost: $2,990,099)

SHORT-TERM SECURITIES

Money Market Funds (E) - 3.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550% (D)	23,767	23,767
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	140,927	140,927
		164,694

TOTAL SHORT-TERM SECURITIES – 3.3%		$164,694
(Cost: $164,694)

TOTAL INVESTMENT SECURITIES – 100.4%		$5,084,167
(Cost: $3,154,793)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(19,208)

NET ASSETS – 100.0%		$5,064,959

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Listed on an exchange outside the United States.

(C) All or a portion of securities with an aggregate value of $118,026 are on loan.

(D) Investment made with cash collateral received from securities on loan.

(E) Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,919,473	$—	$—
Short-Term Securities	164,694	—	—
Total	$5,084,167	$—	$—

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,154,793

Gross unrealized appreciation	1,975,363

Gross unrealized depreciation	(45,989)

Net unrealized appreciation	$1,929,374